Interest and similar expenses	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Interest and similar expenses

32.	Interest and similar expenses

Interest and similar expenses" in the consolidated income statement consist of interest accrued in the year on all financial liabilities with implicit or explicit return, including remuneration in kind, calculated using the effective interest method, regardless of the measurement of the fair value, cost adjustments as a result of hedge accounting and interest costs attributed to pension funds.

The breakdown of the main items of interest and similar charges accrued in 2025, 2024 and 2023 is as follows:

Thousand of Reais	2025	2024	2023

Deposits from credit institutions	6,899,809	8,905,425	9,828,381
Customer deposits	53,594,440	58,469,742	48,543,885
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	3,839,689	3,778,418	4,998,766
Debt Instruments Eligible to Compose Capital (note 19)	3,683,973	2,523,206	1,925,772
Pension Plans (note 21)	133,070	241,133	189,138
Other interest (1)	36,709,340	6,586,994	15,912,731
Total	104,860,321	80,504,918	81,398,673
(1)	It is mainly composed of Interest Expenses from Repurchase Agreements and Expenses from Financial Bills and Other Private Securities.